Significant mergers and acquisitions, investments and dispositions - Equity investments and others (Details) ¥ in Billions, $ in Billions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2020	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)
Ant Group | SAPA | Pre-emptive rights | Maximum
Investment
Consideration to be received from related party | $						$ 1.5
Moonshot AI Ltd.
Investment
Cash consideration			$ 0.8	¥ 5.9
Percentage of equity interest acquired			36.00%	36.00%
Ant Group Co., Ltd
Investment
Equity interest (as a percent)	33.00%				33.00%
Percentage of equity interest repurchased	7.00%
Difference between equity method carrying amount and underlying equity in net assets		¥ 5.6
Weighted average amortization period		7 years
Ant Group Co., Ltd | SAPA
Investment
Equity interest (as a percent)						33.00%	33.00%
Cost of equity interest							¥ 90.7
Ant Group Co., Ltd | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets		¥ 1.7
Ant Group Co., Ltd | Amortizable intangible assets | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets							24.5
Ant Group Co., Ltd | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets		3.9
Ant Group Co., Ltd | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets		0.5
Ant Group Co., Ltd | Equity investments
Investment
Difference between equity method carrying amount and underlying equity in net assets		¥ 0.5
Ant Group Co., Ltd | Equity investments | SAPA
Investment
Difference between equity method carrying amount and underlying equity in net assets							¥ 5.3